Aleph Midstream - Additional information (Detail) - Aleph Midstream SA [Member] - USD ($) $ in Thousands		12 Months Ended
	Feb. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Proportion of ownership interest by the Group	100.00%	100.00%	27.00%	100.00%
Consideration For Sale Of Interest	$ 37,500